SUPPLEMENT DATED JANUARY 17, 2017 TO
                           THE FOLLOWING PROSPECTUSES


                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1522
                             DATED OCTOBER 17, 2016
           Guggenheim US High Dividend Strategy Portfolio, Series 22
                              File No. 333-213446

                                      and

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1528
                             DATED OCTOBER 24, 2016
        S&P Dividend Aristocrats Select 25 Strategy Portfolio, Series 5
                  US 50 Dividend Strategy Portfolio, Series 10
                              File No. 333-213485

                                      and

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1531
                             DATED NOVEMBER 1, 2016
                US Low Volatility Strategy Portfolio, Series 17
                              File No. 333-213821

                                      and

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1538
                            DATED NOVEMBER 22, 2016
       Guggenheim Emerging Markets Dividend Strategy Portfolio, Series 20
                              File No. 333-213830

     Notwithstanding anything to the contrary in the Prospectuses, for the unit investment trusts other than S&P Dividend Aristocrats Select 25 Strategy Portfolio, Series 5, the second sentence in the sixth paragraph under "Hypothetical Performance Information" is replaced with the following: "The source of the pricing information for the hypothetical total return calculation is FactSet." For the S&P Dividend Aristocrats Select 25 Strategy Portfolio, Series 5, the second sentence in the sixth paragraph under "Hypothetical Performance Information" is replaced with the following: "The source of the pricing information for the hypothetical total return calculation is Standard & Poor's."

                       Please keep for future reference.